Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	Short-term borrowings consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Bank of China(1)	$434,909	$421,408
Bank of Hangzhou(2)	579,878	561,877
Bank of Zheshang(3)	1,232,241	2,387,976
Deferred financing costs(4)	—	(6,184)
Total	$2,247,028	$3,365,077

(1)	On September 22, 2025, the Company entered into a new loan agreement with Bank of China to obtain a loan of $434,909 (or RMB 3,000,000) for the period from September 22, 2025 to September 22, 2026 at a fixed annual interest rate of 2.15%. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity.

(2)	On January 8, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $434,909 (or RMB 3,000,000) for a term from January 8, 2025 to July 7, 2025 at a fixed annual interest rate of 4.2%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The Company repaid the loan on July 7, 2025.

On July 9, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $421,408 (or RMB 3,000,000) for a term from July 9, 2025 to July 8, 2026 at a fixed annual interest rate of 4.2%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO, together with Mr. Nan Zhang, guaranteed the repayment of these loans.

On September 12, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $140,469 (or RMB 1,000,000) for a term from September 12, 2025 to March 11, 2026 at a fixed annual interest rate of 4.2%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO, together with Mr. Nan Zhang, guaranteed the repayment of these loans. The Company repaid the loan on March 11, 2026.

On March 23, 2026, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $144,970 (or RMB 1,000,000) for a term from March 23, 2026 to September 19, 2026 at a fixed annual interest rate of 3.5%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO, together with Mr. Nan Zhang, guaranteed the repayment of these loans.

(3)	On March 13, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,193,988 (or RMB 8,500,000) for a term from March 13, 2025 to March 13, 2026 at a fixed annual interest rate of 4.5%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate. The Company repaid the loan on March 13, 2026.

On May 23, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,193,988 (or RMB 8,500,000) for a term from May 23, 2025 to November 15, 2025 at a fixed annual interest rate of 3.38%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate. The Company repaid the loan on November 15, 2025.

On December 5, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,232,241 (or RMB 8,500,000) for a term from December 5, 2025 to June 5, 2026 at a fixed annual interest rate of 3.95%. Mr. Haogang Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. Meanwhile, the Company provides pledge guarantee for this loan with the time deposit certificate.

(4)	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct adjustment from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.